Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	$ 26,727		$ 30,968					$ 58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	2,504		3,977					18,704
Loans	380,756		361,198		345,450	322,058	336,465
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	215		259					4,580
Loans	197,210		187,759		167,216	151,284	158,352
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	1,136		1,970					5,803
Loans	107,100		106,340		105,975	99,435	97,527
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	433		877					6,462
Loans	16,747		16,904		19,382	25,333	36,978
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	0		0
Loans	12,034		12,424		13,117	13,094	14,210
Foreign Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	720		871					1,859
Loans	47,665		37,771		39,760	32,912	29,398
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	378,252		357,221
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	347,443		315,867
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	30,809		41,354
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	196,995		187,500
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	182,072		169,293
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	14,923		18,207
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	105,964		104,370
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	94,992		87,183
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	10,972		17,187
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	16,314		16,027
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	14,594		12,224
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	1,720		3,803
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,034		12,424
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	11,577		11,787
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	457		637
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	46,945		36,900
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	44,208		35,380
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 2,737		$ 1,520

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.